Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Total
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	€ 214	€ 196	€ 201
Acquisitions of property, plant and equipment	668	502	1,254
Acquisitions of other intangible assets	350	180	860
Pharmaceuticals
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	144	149	154
Acquisitions of property, plant and equipment	445	294	755
Acquisitions of other intangible assets	263	153	532
Consumer Healthcare
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	70	44	47
Acquisitions of property, plant and equipment	196	181	404
Acquisitions of other intangible assets	81	21	322
Vaccines
Disclosure of operating segments [Line Items]
Investments accounted for using the equity method	0	3	0
Acquisitions of property, plant and equipment	27	27	95
Acquisitions of other intangible assets	€ 6	€ 6	€ 6